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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      UNITRIN, INC.
Address:   One East Wacker Drive
           Chicago, IL 60601

Form 13F File Number:  28-2715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Roeske
Title:  Principal Accounting Officer
Phone:  (312) 661-4600

Signature, Place, and Date of Signing:

     /S/ Richard Roeske      Chicago, IL    February 14, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $1,380,314
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        13F File Number                 Name

1.         28-121                          Trinity Universal Insurance Company
2.         28-117                          United Insurance Company of America
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                                                    FORM 13F INFORMATION TABLE
                                                       AS OF DATE: 12/31/99

                                                               VALUE      SHARES/  SH/ INVSTMT   OTHER             VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP     (x$1000)    PRN AMT  PRN DSCRETN  MANAGERS          SOLE  SHARED  NONE
CURTISS-WRIGHT CORP.            COM               231561101     161,601   4,382,400 SH  SOLE                   4,382,400
GOLDMAN SACHS                   COM               38141G104         471       5,000 SH  SOLE                       5,000
LITTON INDUSTRIES INC.          COM               538021106      91,166   1,827,893 SH  SOLE                   1,827,893
ALLEGHENY ENERGY INC.           COM               017361106       4,795     178,000 SH  DEFINED       1          178,000
ASSOCIATES FIRST CAP CORP       CL A              046008108         374      13,628 SH  DEFINED       1           13,628
BAKER HUGHES INC.               COM               057224107     311,267  14,777,882 SH  DEFINED       1       14,777,882
FORD MOTOR COMPANY              COM               345370100       1,386      26,000 SH  DEFINED       1           26,000
LITTON INDUSTRIES INC.          COM               538021106     252,003   5,052,686 SH  DEFINED       1        5,052,686
UNOVA, INC.                     COM               91529B106      74,249   5,711,449 SH  DEFINED       1        5,711,449
ALLEGHENY ENERGY INC.           COM               017361106       5,980     222,000 SH  DEFINED       2          222,000
ASSOCIATES FIRST CAP CORP       CL A              046008108       2,294      83,604 SH  DEFINED       2           83,604
BARCLAYS BK PLC                 AM DEP NT RCPT    06738C836       3,548     159,000 SH  DEFINED       2          159,000
ENRON CORP.                     COM               293561106      16,082     362,400 SH  DEFINED       2          362,400
FORD MOTOR COMPANY              COM               345370100       8,503     159,500 SH  DEFINED       2          159,500
HARTFORD FINL SVCS GROUP INC.   COM               416515104      23,034     486,200 SH  DEFINED       2          486,200
ITT INDUSTRIES INC.             COM               450911102       8,129     243,100 SH  DEFINED       2          243,100
LITTON INDUSTRIES INC.          COM               538021106     271,868   5,450,988 SH  DEFINED       2        5,450,988
UNOVA, INC.                     COM               91529B106      70,863   5,450,988 SH  DEFINED       2        5,450,988
AT&T CORP.                      COM               001957109       1,250      24,608 SH  DEFINED                   24,608
ALLEGHENY ENERGY INC.           COM               017361106       1,185      44,000 SH  DEFINED                   44,000
ASSOCIATES FIRST CAP CORP       CL A              046008108         431      15,724 SH  DEFINED                   15,724
BAKER HUGHES INC.               COM               057224107      15,566     739,030 SH  DEFINED                  739,030
DELPHI AUTOMOTIVE SYS CORP      COM               247126105         220      13,978 SH  DEFINED                   13,978
FORD MOTOR COMPANY              COM               345370100       1,599      30,000 SH  DEFINED                   30,000
GENERAL ELECTRIC COMPANY        COM               369604103       2,476      16,000 SH  DEFINED                   16,000
GENERAL MOTORS CORPORATION      COM               370442105       1,454      20,000 SH  DEFINED                   20,000
LIBERTY ALLSTAR EQUITY FUND     SH BEN NT         530158104       1,772     160,183 SH  DEFINED                  160,183
LITTON INDUSTRIES INC.          COM               538021106      16,269     326,197 SH  DEFINED                  326,197
LUCENT TECHNOLOGY INC.          COM               549463107       1,595      21,264 SH  DEFINED                   21,264
MISSISSIPPI VY BANCSHARES INC   COM               605720101         987      36,569 SH  DEFINED                   36,569
SOUTHERN COMPANY                COM               842587107         470      20,000 SH  DEFINED                   20,000
TENFOLD CORP.                   COM               88033A103       7,988     200,000 SH  DEFINED                  200,000
UNOVA, INC.                     COM               91529B106      19,439   1,495,327 SH  DEFINED                1,495,327
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